Available-for-sale Securities and Held-to-maturity Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Available-for-sale
Cost	¥ 84,820	¥ 49,990
Fair value	185,960	128,848
Gross unrealized gains	101,917	80,453
Gross unrealized losses	777	1,595
Held-to-maturity
Amortized cost	34,650	16,511
Fair value	34,667	16,556
Gross unrealized gains	17	45
Gross unrealized losses